Net defined benefits liability_Changes in the carrying value of defined benefit obligation and the plan assets (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance	₩ 173,109,000,000		₩ 43,264,000,000
Changes in net defined benefit liability asset [Abstract]
Current service cost	163,369,000,000		144,394,000,000	₩ 146,750,000,000
Interest expense(income)	1,756,000,000		(1,682,000,000)	(3,972,000,000)
Remeasurements	(48,641,000,000)		(115,637,000,000)	6,264,000,000
Curtailment or settlement	0		0	(124,000,000)
Ending balance	89,888,000,000	[1]	173,109,000,000	43,264,000,000
Present value of defined benefit obligation
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance	1,275,020,000,000		1,071,170,000,000	984,381,000,000
Changes in net defined benefit liability asset [Abstract]
Subsequent amount from transfer company	93,000,000
Current service cost	163,369,000,000		144,394,000,000	146,750,000,000
Interest expense(income)	32,693,000,000		32,143,000,000	26,629,000,000
Remeasurements				(20,389,000,000)
Financial assumptions	32,831,000,000		59,429,000,000
Demographic assumptions	49,453,000,000		7,728,000,000
Experience adjustments	(33,518,000,000)		33,697,000,000
Foreign currencies translation adjustments	179,000,000		(3,000,000)	(279,000,000)
Retirement benefit paid	(79,908,000,000)		(74,952,000,000)	(55,552,000,000)
Business combination	4,674,000,000
Curtailment or settlement	0		0	(10,928,000,000)
Others	(2,027,000,000)		1,414,000,000	558,000,000
Ending balance	1,442,859,000,000		1,275,020,000,000	1,071,170,000,000
Fair value of plan assets
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance	1,101,911,000,000		1,027,906,000,000	990,653,000,000
Changes in net defined benefit liability asset [Abstract]
Subsequent amount from transfer company	93,000,000
Interest expense(income)	30,937,000,000		33,825,000,000	30,601,000,000
Remeasurements	125,000,000		(14,783,000,000)	(14,125,000,000)
Employer's contributions	292,095,000,000		128,926,000,000	43,114,000,000
Retirement benefit paid	(76,304,000,000)		(71,672,000,000)	(51,877,000,000)
Business combination	6,369,000,000
Curtailment or settlement	0		0	(11,052,000,000)
Others	(2,255,000,000)		(2,291,000,000)	40,592,000,000
Ending balance	₩ 1,352,971,000,000		₩ 1,101,911,000,000	₩ 1,027,906,000,000

[1]	Net defined benefit liability of 89,888 million Won at the end of the current term is the subtracted amount of the net defined benefit asset of 2,582 million Won from the net defined benefit liability of 92,470 million Won.